united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

CANE ALTERNATIVE STRATEGIES FUND

Semi-Annual Report
December 31, 2016

Investor Information: 1-855-382-6455

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Cane Alternative Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Cane Alternative Strategies Fund (the “Fund”) seeks capital appreciation by making long and short investments in fixed income, currency, equity and commodity markets primarily in a portfolio of equities, futures contracts and futures-related instruments, swaps and options. The Fund’s adviser, Cane Capital Management, LLC (the “Adviser”), utilizes a proprietary quantitative model, deriving inputs from financial data, to identify securities exhibiting particular traits that indicate the potential for outperformance. The Adviser is not limited by industry or sector, but does limit its selection to the top 1,000 U.S. companies as defined by market capitalization.

The Adviser’s process uses a combination of economic analysis and quantitative market dynamics to determine investment strategies, which are then implemented through (i) long positions in equities or (ii) long or short positions in the other types of securities described above. The Adviser’s risk management approach uses statistical processes in seeking to truncate downside risk. The Adviser executes a portion of the Fund’s strategy by investing in a wholly-owned and controlled subsidiary, CAS Fund, Ltd. The Subsidiary invests the majority of its assets in commodities and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Adviser anticipates allocating approximately 25% of the Fund's assets to the Subsidiary. However, as market conditions change, allocations may change.

The Fund’s portfolio will generally hold a combination of foreign equities (including emerging markets), domestic equities (of any market capitalization), fixed income (of any maturity, duration or credit quality), currency and commodities. The Investment Manager monitors risk at the position, sector and portfolio levels. At the onset of each trade, a specific amount of risk is allocated to the trade. Throughout the life of the position, the Adviser monitors risk and adjusts position sizes as it deems necessary. The Adviser looks for non-correlation among the models and asset classes in which it trades.

the Fund, completed its conversion to a fund under the Investment Company Act of 1940 on August 29, 2014. For the period June 30, 2016 to December 31, 2016 the fund returned -2.45%. The majority of the losses in the portfolio were attributable to the investments in the Subsidiary. Commodity and currency markets continued to trade in a consolidating range, while equities appreciated over the period. Fixed Income declined going into the fourth quarter 2016.

Long: Buying a security such as a stock, commodity or currency, with the expectation that the asset will rise in value.

Short: The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

4230-NLD-3/10/2017

Cane Alternative Strategies Fund
Portfolio Review (Unaudited)
December 31, 2016

The Fund’s performance figures for the periods ending December 31, 2016, compared to its benchmark:

Cane Alternative Strategies	Six	One	Three	Five	Since	Since
Fund	Month	Year	Years	Years	Inception*	Inception**

Class A	(2.46)%	(5.52)%	—	—	1.88%	—
Class A with Load	(8.06)%	(10.95)%	—	—	(0.66)%	—
Class C	(3.03)%	(6.61)%	—	—	0.81%	—
Class I ***	(2.45)%	(5.32)%	3.54%	4.05%	—	3.11%
S&P 500 Total Return Index ****	7.82%	11.96%	8.87%	14.66%	7.11%	6.71%

*	Class A and Class C commenced operations on August 29, 2014. Returns greater than 1 year are annualized.

**	Class I (including historical performance of the Predecessor Fund) commenced operations on November 1, 2007.

***	The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC, and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 29, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to waive its fees and make payments to limit expenses of the Fund, until October 31, 2017, to ensure that the net annual fund operating expenses will not exceed 2.50%, 3.25% and 2.25%, respectively for Class A, Class C and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated November 1, 2016, including underlying funds fees and expenses, but before any waivers, are 4.65%, 5.28%, and 4.28% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. All shares are subject to a 1.00% fee if redeemed in less than 30 days of purchase. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-382-6455.

Portfolio Composition as of December 31, 2016 (Unaudited)

Percent of Net
Assets
Common Stock	15.87%
Consumer, Cyclical	3.66%
Industrial	3.12%
Financial	2.64%
Technology	2.18%
Communications	1.50%
Consumer Non-Cyclical	1.32%
Energy	0.62%
Basic Materials	0.61%
Utilities	0.22%
U.S. Government & Agency	23.04%
Short-Term Investments	26.89%
Other Assets Less Liabilities	34.20%
Net Assets	100.00%

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value

	COMMON STOCK - 15.87%
	AEROSPACE/DEFENSE - 0.72%
317	L-3 Communications Holdings, Inc.	$48,219
196	Northrop Grumman Corp.	45,586
		93,805
	AIRLINES - 0.32%
891	American Airlines Group, Inc.	41,601

	APPAREL - 0.22%
660	Michael Kors Holdings Ltd. *	28,367

	AUTO MANUFACTURERS - 0.66%
2,721	Navistar International Corp. *	85,358

	CHEMICALS - 0.28%
422	LyondellBasell Industries	36,199

	COMMERCIAL SERVICES - 1.03%
577	Bright Horizons Family Solutions, Inc. *	40,402
1,380	H&R Block, Inc.	31,726
590	United Rentals, Inc. *	62,292
		134,420
	COMPUTERS - 0.95%
345	DST Systems, Inc.	36,967
1,058	Seagate Technology PLC	40,384
1,415	Teradata Corp. *	38,446
117	Western Digital Corp.	7,950
		123,747
	DISTRIBUTION/WHOLESALE - 0.29%
164	WW Grainger, Inc.	38,089

	ELECTRIC - 0.22%
2,516	Calpine Corp. *	28,758

	ELECTRONICS - 0.35%
1,863	Corning, Inc.	45,215

	ENGINEERING & CONSTRUCTION - 0.28%
682	Fluor Corp.	35,819

	INSURANCE - 2.07%
702	American International Group, Inc.	45,848
1,429	Assured Guaranty Ltd.	53,973
2,022	CNO Financial Group, Inc.	38,721
323	Travelers Companies, Inc.	39,542
810	Validus Holdings Ltd.	44,558
1,191	Voya Financial, Inc.	46,711
		269,353

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares		Value

	COMMON STOCK - 15.87% (Continued)
	INTERNET - 0.24%
416	VeriSign, Inc. *	$31,645

	IRON/STEEL - 0.33%
539	Reliance Steel & Aluminum Co.	42,872

	LEISURE TIME - 0.35%
769	Harley-Davidson, Inc.	44,863

	LODGING - 0.67%
799	Hyatt Hotels Corp. *	44,153
525	Marriott International, Inc.	43,407
		87,560
	MACHINERY-DIVERSIFIED - 1.09%
709	AGCO Corp.	41,023
449	Deere & Co.	46,265
489	Nordson Corp.	54,792
		142,080
	MEDIA - 0.62%
688	CBS Corp.	43,771
1,323	Twenty-First Century Fox, Inc.	37,097
		80,868
	MISCELLANEOUS MANUFACTURING- 0.36%
333	Parker-Hannifin Corp.	46,620

	OFFICE/BUSINESS EQUIPTMENT - 0.23%
3,480	Xerox Corp.	30,380

	OIL & GAS - 0.31%
585	Valero Energy Corp.	39,967

	OIL & GAS SERVICES - 0.31%
1,094	National Oilwell Varco, Inc.	40,959

	PHARMACEUTICALS - 0.29%
552	Express Scripts Holding Co. *	37,972

	REAL ESTATE INVESTMENT TRUSTS - 0.57%
1,294	Healthcare Trust of America, Inc.	37,668
2,291	Paramount Group, Inc.	36,633
		74,301
	RETAIL - 1.15%
756	Bed Bath & Beyond, Inc.	30,724
811	Dunkin’ Brands Group, Inc.	42,529
850	Macy’s, Inc.	30,438
964	Restaurant Brands International, Inc.	45,944
		149,635

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares				Value

	COMMON STOCK - 15.87% (Continued)
	SEMICONDUCTORS - 0.67%
760	Qorvo, Inc. *			$40,075
727	QUALCOMM, Inc.			47,400
				87,475
	SOFTWARE - 0.33%
372	Intuit, Inc.			42,635

	TELECOMMUNICATIONS - 0.64%
1,422	Juniper Networks, Inc.			40,186
513	Motorola Solutions, Inc.			42,522
				82,708
	TRANSPORTATION - 0.32%
289	Canadian Pacific Railway Ltd.			41,260

	TOTAL COMMON STOCK (Cost - $1,865,589)			2,064,531

Principal		Interest Rate%	Maturity Date
	U.S. GOVERNMENT & AGENCY - 23.04%
	U.S. TREASURY OBLIGATIONS - 23.04%
1,000,000	United States Treasury Notes	0.50%	4/30/2017	999,982
2,000,000	United States Treasury Notes	0.75%	10/31/2017	1,998,477
	TOTAL U.S. GOVERNMENT & AGENCY (Cost - $3,000,396)			2,998,459

	SHORT-TERM INVESTMENTS - 26.89%
	U.S. TREASURY BILL - 26.89%
1,500,000	United States Treasury Bill	0.34% **	1/5/2017	1,499,950
2,000,000	United States Treasury Bill	0.48% **	2/23/2017	1,998,780
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,498,730)			3,498,730

	TOTAL INVESTMENTS - 65.80% (Cost - $8,364,715) (a)			$8,561,720
	OTHER ASSETS LESS LIABILITIES - 34.20%			4,450,212
	TOTAL NET ASSETS - 100.00%			$13,011,932

^	All of part of this investment is a holding of CAS Fund Limited.

*	Non-income producing security.

**	Discount Rate at time of purchase.

LLC - Limited Liability Company.

LTD - Limited Company

PLC - Public Limited Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,364,265 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$277,699
Unrealized depreciation:	(80,244)
Net unrealized appreciation:	$197,455

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Unrealized Loss
SCHEDULE OF SWAPS
LONG SWAPS - (0.34)% ^
Total return swap with Societe Generale. The swap provides exposure to the total return on Cane Capital Management’s strategy, that is calculated on a daily basis with reference to Gemini Cane Offshore Fund. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on October 2015 with an open-ended termination date. In addition, the swap provides for an 0.50% + USK-LIBOR-BBA fee to Scoiete Generale. (Notional Amount $8,513,783)	$(44,854)
TOTAL LONG SWAP CONTRACTS	$(44,854)

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

Assets:
Investments in Securities at Value (Identified cost $8,364,715)	$8,561,720
Cash	4,626,977
Dividend and Interest Receivable	6,912
Deposits for Swaps	8,552,324
Total Assets	21,747,933

Liabilities:
Payable for Securities Purchased	8,552,324
Redemptions Payable	68,937
Accrued Advisory Fees	5,045
Distribution (12b-1) Fees Payable	212
Swap Depreciation	44,854
Payable to Related Parties	1,970
Accrued Expenses and Other Liabilities	62,659
Total Liabilities	8,736,001

Net Assets	$13,011,932

Class A Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 85,052 shares of beneficial interest outstanding)	$843,225
Net Asset Value and Redemption Price Per Share (a) ($843,225/85,052 shares of beneficial interest outstanding)	$9.91
Offering Price Per Share ($9.91/0.9425)	$10.52

Class C Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 11 shares of beneficial interest outstanding)	$102
Net Asset Value, Offering and Redemption Price Per Share (a,b) ($102/11 shares of beneficial interest outstanding)	$9.62

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,220,591 shares of beneficial interest outstanding)	$12,168,605
Net Asset Value, Offering and Redemption Price Per Share (a) ($12,168,605/1,220,591 shares of beneficial interest outstanding)	$9.97

Composition of Net Assets:
At December 31, 2016, Net Assets consisted of:
Paid-in-Capital	$13,590,584
Accumulated net investment loss	(739,672)
Accumulated net realized gain from investments and swaps	8,869
Net unrealized appreciation (depreciation) on investments and swaps
Investments	258,763
Swaps	(106,612)
Net Assets	$13,011,932

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 30 days.

(b)	NAV does not recalculate due to rounding.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2016

Investment Income:
Dividend Income (Net of $106 Foreign Withholding Tax)	$16,911
Interest Income	19,965
Total Investment Income	36,876

Expenses:
Investment advisory fees	127,243
Distribution (12b-1) fees	1,407
Administrative services fees	20,847
Registration fees	20,164
Accounting services fees	14,518
Transfer agent fees	14,115
Legal fees	12,602
Audit fees	12,602
Compliance officer fees	9,325
Printing and postage expenses	5,042
Custodian fees	5,042
Trustees’ fees and expenses	4,033
Insurance expense	2,017
Other expenses	1,008
Total Expenses	249,965
Less: Fee Waived by Adviser	(100,921)
Net Expenses	149,044
Net Investment Loss	(112,168)

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Loss:
Swaps	(375,455)
Total net realized loss on investments	(375,455)

Net Change in Unrealized Appreciation (Depreciation):
Investments	278,364
Swaps	(106,612)
Total net change in unrealized appreciation	171,752

Net Realized and Unrealized Gain (Loss) on Investments and Swaps	(203,703)

Net Decrease in Net Assets Resulting From Operations	$(315,871)

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016
	(Unaudited)
Operations:
Net Investment loss	$(112,168)	$(151,531)
Net realized gain (loss) from investments and swaps	(375,455)	(176,129)
Net change in unrealized appreciation (depreciation) on investments and swaps	171,752	13,956
Net Increase (Decrease) in Net Assets Resulting From Operations	(315,871)	(313,704)

Distributions to Shareholders From:
From net realized gain:
Class A ($0.00 and $0.00* per share, respectively)	—	(35)
Class I ($0.00 and $0.00* per share, respectively)	—	(203)
From net investment income:
Class A ($0.00 and $0.56 per share, respectively)	—	(65,450)
Class C ($0.00 and $0.62 per share, respectively)	—	(6)
Class I ($0.00 and $0.56 per share, respectively)	—	(378,918)
Net decrease in net assets from distributions to shareholders	—	(444,612)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (5,493 and 25,244 shares, respectively)	55,144	277,766
Distributions Reinvested (0 and 5,423 shares, respectively)	—	56,938
Redemption Fee Proceeds	5	2
Cost of Shares Redeemed (36,748 and 10,949 shares, respectively)	(368,227)	(111,655)
Total Class A	(313,078)	223,051

Class C
Proceeds from Shares Issued (0 and 0 shares, respectively)	—	—
Distributions Reinvested (0 and 1 shares, respectively)	—	6
Total Class C	—	6

Class I
Proceeds from Shares Issued (308,658 and 924,443 shares, respectively)	3,128,964	9,711,693
Distributions Reinvested (0 and 29,017 shares, respectively)	—	305,547
Redemption Fee Proceeds	39	9
Cost of Shares Redeemed (176,324 and 510,636 shares, respectively)	(1,789,874)	(5,495,646)
Total Class I	1,339,129	4,521,603

Total Capital Share Transactions	1,026,051	4,744,660

Total Increase in Net Assets	710,180	3,986,344

Net Assets:
Beginning of Period	12,301,752	8,315,408
End of Period +	$13,011,932	$12,301,752

+ Includes accumulated net investment loss of:	$(739,672)	$(627,507)

*	Amount represents less than $0.01.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

Per share data and ratios for a share of beneficial interest throughout the periods presented.

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.17		$11.19		$10.00
From Operations:
Net investment loss (2)	(0.10)		(0.18)		(0.22)
Net gain (loss) from investments and swaps (both realized and unrealized)	(0.16)		(0.28)		1.41
Total from operations	(0.26)		(0.46)		1.19

Less Distributions:
From realized gains	—		(0.00	) *	—
From net investment income	—		(0.56)		—
Total Distributions	—		(0.56)		—

Paid in capital from redemption fees	—		0.00	*	—

Net Asset Value, End of Period	$9.91		$10.17		$11.19

Total Return (3)	(2.46	)% (6)	(4.30)%		11.90	% (6)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$843		$1,183		$1,081

Ratio of gross expenses to average net assets (4)	4.08	% (5)	4.60%		5.64	% (5)
Ratio of net expenses to average net assets	2.50	% (5)	2.50%		2.50	% (5)
Ratio of net investment loss to average net assets	(2.02	)% (5)	(1.72)%		(2.32	)% (5)
Portfolio turnover rate	0	% (6)	45%		0	% (6)

*	Less than $0.01 per share

(1)	Class A commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

Per share data and ratios for a share of beneficial interest throughout the periods presented.

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.91		$11.11	$10.00
From Operations:
Net investment loss (2)	(0.15)		(0.31)	(0.30)
Net gain (loss) from investments and swaps (both realized and unrealized)	(0.14)		(0.27)	1.41
Total from operations	(0.29)		(0.58)	1.11

Less Distributions:
From realized gains	—		—	—
From net investment income	—		(0.62)	—
Total Distributions	—		(0.62)	—

Net Asset Value, End of Period	$9.62		$9.91	$11.11

Total Return (3)	(3.03	)% (6)	(5.42)%	11.10	% (6)

Ratios/Supplemental Data
Net assets, end of period	$102		$105	$111

Ratio of gross expenses to average net assets (4)	4.83	% (5)	5.23%	6.39	% (5)
Ratio of net expenses to average net assets	3.25	% (5)	3.25%	3.25	% (5)
Ratio of net investment loss to average net assets	(3.16	)% (5)	(2.89)%	(3.07	)% (5)
Portfolio turnover rate	0	% (6)	45%	0	% (6)

(1)	Class A commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

Per share data and ratios for a share of beneficial interest throughout the periods presented.

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015 (1)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.22		$11.21		$10.00
From Operations:
Net investment loss (2)	(0.09)		(0.16)		(0.19)
Net gain (loss) from investments and swaps (both realized and unrealized)	(0.16)		(0.27)		1.40
Total from operations	(0.25)		(0.43)		1.21

Less Distributions:
From realized gains	—		(0.00	) *	—
From net investment income	—		(0.56)		—
Total Distributions	—		(0.56)		—

Paid in capital from redemption fees	0.00		0.00	*	0.00

Net Asset Value, End of Period	$9.97		$10.22		$11.21

Total Return (3)	(2.45	)% (6)	(3.98)%		12.10	% (6)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,169		$11,118		$7,235

Ratio of gross expenses to average net assets (4)	3.83	% (5)	4.23%		5.39	% (5)
Ratio of net expenses to average net assets	2.25	% (5)	2.25%		2.25	% (5)
Ratio of net investment loss to average net assets	(1.75	)% (5)	(1.52)%		(2.07	)% (5)
Portfolio turnover rate	0	% (6)	45%		0	% (6)

*	Less than $0.01 per share

(1)	Class A commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

1.	ORGANIZATION

Cane Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on August 29, 2014.

The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC (the “Adviser”), and has substantially similar investment objectives and strategies to those of the Fund. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii)

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited) (Continued)

administrator, and (iii) Adviser. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$2,064,531	$—	$—	$2,064,531
U.S. Government & Agency	—	2,998,459	—	2,998,459
Short-Term Investments	—	3,498,730	—	3,498,730
Total Assets	$2,064,531	$6,497,189	$—	$8,561,720
Derivatives
Swaps Contracts	$—	$44,854	$—	$44,854
Total Derivatives	$—	$44,854	$—	$44,854

The Fund did not hold any Level 3 securities during the six months ended December 31, 2016.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the six months ended December 31, 2016 It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

*	Please refer to the Consolidated Portfolio of Investments for Industry Classification.

Consolidation of Subsidiaries – CAS Fund Limited (“CAS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, CAS, incorporated under the laws of the Cayman Islands. CAS acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of CAS. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, CAS is an exempted Cayman investment company. CAS has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CAS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, CAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

	CAS Net Assets at
Inception Date of	December 31,	% Of Fund Net Assets at
CAS	2016	December 31, 2016
8/29/2014	$ 1,817,164	13.97%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

CAS maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2016, the notional value of the swap was $8,513,783. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 10% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited) (Continued)

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2016:

	Asset Derivatives
Contract Type/Primary		Unrealized
Risk Exposure	Location	Depreciation
Various Risk *	Swap Appreciation	44,854

The following is a summary of the Fund’s derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2016:

		Total for the
		Six Months Ended
Derivative Investment Type	Location	December 31, 2016
Total Return Swap - Various Risk *	Net realized loss on swaps	$(375,455)

Total Return Swaps - Various Risk *	Net change in unrealized deprecation on swaps	(106,612)
Total		$(482,067)

*	The Fund entered into transactions with Societe Generale to swap the performance of a managed futures account, for which the Adviser served as the trading advisor, for a 0.50% + USK-LIBOR-BBA fee. The swap included exposure to derivatives on currencies, commodities, equities and interest rates.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity of the Fund.

Offsetting of Financial Assets and Derivative Assets – The Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation on swaps. The Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2016 for the Fund.

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts Offset	Net Amounts of Liabilities
	Gross Amounts of	in the Statement of	Presented in the Statement	Financial	Cash Collateral
Description	Recognized Assets	Assets & Liabilities	of Assets & Liabilities	Instruments	Pledged *	Net Amount
Swap Contracts	$—	$(44,854)	$(44,854)	$—	$44,854	$—
Total	$—	$(44,854)	$(44,854)	$—	$44,854	$—

*	Cash pledged in table above is capped by the recorded investments balance related to the swap as of December 31, 2016. Total collateral held by the Fund as of December 31, 2016 was in the form of cash, $4,626,977, as presents as cash on the Consolidated Statement of Assets and Liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited) (Continued)

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund place deposits only with those counterparties which are believed to be creditworthy.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Cane Capital Management, LLC serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the average daily net assets. For the six months ended December 31, 2016, the Fund incurred management fees of $127,243.

The Adviser has contractually agreed to waive all or part of its management fees and/or reimburse expenses to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2017, so that the total annual operating expenses of the Fund do not exceed 2.50%, 3.25%, and 2.25% of the average daily net assets for its Class A, Class C

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited) (Continued)

and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation in place at time of waiver, within three fiscal years of when the amounts were waived. During the six months ended December 31, 2016, the Adviser waived fees of $100,921. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $353,367 and the amounts will expire as follows: on June 30, 2018 - $157,845 and June 30, 2019 - $195,522.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. No such fees are payable with respect to Class I. During the six months ended December 31, 2016, the distribution fees accrued under the Plans amounted to $1,407 for Class A, Class C shares did not incur any fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor did not receive any underwriting commissions for the six months ended December 31, 2016.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2016, amounted to $0 and $0, respectively.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended December 31, 2016, the Fund imposed $44 in redemption fees.

6.	DISTRIBUTIONRS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended June 30, 2016 was as follows:

Fiscal Year Ended
June 30, 2016
Ordinary Income	$444,363
Long-Term Capital Gain	238
Return of Capital	11
$444,612

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited) (Continued)

There were no distributions for the fiscal period ended June 30, 2015.

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(153,734)	$—	$(28,262)	$(80,785)	$(262,781)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to adjustments for real estate investment trusts and the Fund’s holding in CAS Fund Limited.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $76,836.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $76,898.

Permanent book and tax differences, primarily attributable to the adjustments for real estate investment trusts, C-corporation return of capital distributions and the reclass of Fund distributions, resulted in reclassifications for the year ended June 30, 2016 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Loss	Gains (Loss)
$(84,058)	$79,017	$5,041

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share(or Its Equivalent)”. Investment Companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No.2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

CANE ALTERNATIVE STRATEGIES FUND
DISCLOSURE OF FUND EXPENSES
December 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	(7/1/16)	(12/31/16)	(7/1/16 to 12/31/16)
Actual
Class A	$1,000.00	$ 975.40	$12.45
Class C	$1,000.00	$ 969.70	$16.14
Class I	$1,000.00	$ 975.50	$11.20
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,012.60	$12.68
Class C	$1,000.00	$1,008.82	$16.46
Class I	$1,000.00	$1,013.86	$11.42

*	Expenses are equal to the average account value over the six month period, multiplied by the Fund’s annualized expense ratios for the six month period of 2.50%, 3.25% and 2.25% for Class A, Class C and Class I, respectively, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Cane Alternative Strategies Fund (Unaudited) *

In connection with a meeting held on May 24th and 25th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Cane Capital Management, LLC (“CCM”), and the Trust, with respect to the Cane Alternative Strategies Fund (“Cane” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Cane and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board reviewed the background information of the key investment personnel that are responsible for servicing the Fund and noted the team’s experience in portfolio management with a strong focus on alternative investments. The Board noted that CCM utilizes quantitative models to review several asset classes to identify potential investments and directly manages the futures portion of the Fund’s portfolio. The Board accepted that each CCM model contains built-in risk management aspects that take into account trend and volatility profiles that are evaluated daily. The Board considered that the adviser provides compliance monitoring to the Fund using pre- and post-trade reports to ensure that investment limitations are adhered to. The Board noted that there have been no material compliance or litigation issues reported since the last time the advisory agreement was up for renewal. The Board acknowledged CCM’s commitment to a strong compliance culture through the use of a third party compliance firm that assists the adviser with its compliance matters. The Board agreed that CCM has shown that, while small, it has the experience and infrastructure to manage a complicated strategy and concluded that CCM has and should continue to provide a high level of quality service to the Fund and its shareholders.

Performance. The Board reviewed the performance of the Fund, noting that the Fund underperformed its benchmark, its peer group and adviser selected Morningstar category average for the prior one year period and slightly outperformed the Fund’s Morningstar category in the same period. The Board considered that, for the three year, five year, and since inception periods, the Fund generally outperformed all comparables presented, except for slight underperformance against the Fund’s benchmark for the three year and five year periods. The Board acknowledged that the Fund’s recent underperformance was primarily due to the Fund’s change in swap providers, which was necessitated by regulatory changes, which caused the Fund to not be fully invested during the period. Over the longer term periods, the Board agreed that the results show that the Fund’s strategy can be very successful and has a history of providing shareholders with strong risk adjusted returns. After consideration, the Board concluded that CCM has and is capable of continuing to provide reasonable performance for the benefit of the Fund and its shareholders.

Fees & Expenses. The Board noted that CCM’s advisory fee of 1.95% is higher than any fund its peer group and both Morningstar category averages, but within the range of each. The Board also noted that the Fund’s expense ratio is higher than the peer group and both Morningstar category averages, but within the ranges presented for each. The Board acknowledged that some of the funds in the selected peer group and Morningstar category invest in similar products but incur indirect expenses, including performance fees, and that these fees would not be represented in the peer funds’ advisory fee. The Board also noted the adviser’s statement that many of the Fund’s peers are part of large fund complexes that benefit from economies of scale. The Board recognized that the Fund is actively managed and consists of multi-asset classes that require additional resources to service. Given these factors, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. A representative of CCM agreed that, as the Fund grows and the firm begins to achieve material economies of scale related to the Fund’s operation, CCM would be willing to discuss the implementation of breakpoints at that time participating if CCM is able to recapture some previously waived fee. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the management of the Fund provided by CCM. They observed that fact that CCM waived its entire advisory fee and showed a loss from its relationship with the Fund. The Trustees therefore concluded that CCM’s profitability was not excessive.

Conclusion. Having requested and received such information from CCM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the Trust and the shareholders of Cane.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, 2016 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-382-6455.

INVESTMENT ADVISER
Cane Capital Management, LLC
8440 Jefferson Hwy, Suite 402
Baton Rouge, LA 70809

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer

Date 3/9/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/Principal Financial Officer

Date 3/9/17